1
STATEMENT OF INVESTMENTS
January 31, 2022 (Unaudited)
See Notes to Statement of Investments
BNY Mellon Sustainable US Equity ETF
Description Shares Value ($)
Common Stocks – 98.0%
Banks – 7.8%
Citigroup, Inc. 3,425 223,036
First Republic Bank 1,347 233,826
JPMorgan Chase & Co. 1,913 284,272
741,134
Capital Goods – 2.5%
Ferguson PLC 1,152 182,926
Otis Worldwide Corp. 598 51,087
234,013
Consumer Durables & Apparel – 5.6%
Lennar Corp., Class A 2,549 244,984
Nike, Inc., Class B 1,908 282,518
527,502
Diversified Financials – 2.5%
Goldman Sachs Group, Inc. (The) 674 239,054
Food & Staples Retailing – 2.7%
Costco Wholesale Corp. 511 258,122
Food, Beverage & Tobacco – 3.2%
Beyond Meat, Inc.
(a)
203 13,222
PepsiCo, Inc. 1,664 288,737
301,959
Health Care Equipment & Services – 8.3%
Abbott Laboratories 2,346 299,021
Cooper Cos., Inc. (The) 625 248,938
Medtronic PLC 2,362 244,443
792,402
Materials – 4.4%
Albemarle Corp. 1,120 247,229
Ecolab, Inc. 885 167,663
414,892
Media & Entertainment – 4.6%
Alphabet, Inc., Class A
(a)
162 438,383
Pharmaceuticals, Biotechnology & Life Sciences – 1.7%
Merck & Co., Inc. 1,957 159,456
Retailing – 9.9%
Amazon.com, Inc.
(a)
170 508,550
Dollar General Corp. 893 186,173
eBay, Inc. 4,164 250,131
944,854
Semiconductors & Semiconductor Equipment – 6.7%
Applied Materials, Inc. 1,777 245,546
QUALCOMM, Inc. 998 175,409
Texas Instruments, Inc. 1,209 217,003
637,958
Software & Services – 22.1%
Accenture PLC, Class A 1,152 407,324
Fidelity National Information Services, Inc. 1,290 154,697
Intuit, Inc. 523 290,385
Mastercard , Inc., Class A 714 275,875
Microsoft Corp. 2,208 686,644
salesforce.com, Inc.
(a)
1,217 283,111
2,098,036
Technology Hardware & Equipment – 9.7%
Apple, Inc. 4,035 705,238
BNY Mellon Sustainable US Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.0% (continued)
Technology Hardware & Equipment – 9.7% (continued)
TE Connectivity Ltd. 1,517 216,946
922,184
Telecommunication Services – 1.0%
Verizon Communications, Inc. 1,810 96,346
Transportation – 1.9%
Norfolk Southern Corp. 657 178,697
Utilities – 3.4%
CMS Energy Corp. 2,398 154,383
Eversource Energy 1,916 171,463
325,846
Total Common Stocks (cost $9,817,204) 9,310,838
Investment Companies – 1.6%
Registered Investment Companies – 1.6%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(b)(c)
(cost $151,886) 151,886 151,886
Total Investments (cost $9,969,090) 99.6% 9,462,724
Cash and Receivables (Net) 0.4% 34,426
Net Assets 100.0% 9,497,150
(a) Non-income producing security.
(b) Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c) The rate shown is the 1-day yield as of January 31, 2022.

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under
authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund's an investment
company and applies the accounting and reporting guidance
of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared
in accordance with GAAP, which may require the use of
management estimates and assumptions. Actual results could
differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on
the day of valuation on the securities exchange or national
securities market on which such securities primarily are traded.
Securities listed on the National Association of Securities
Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the
official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed
security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used
when no asked price is available. Open short positions for
which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net
asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by
the Trust's Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31,
2022 in valuing the fund’s investments:

3
Fair Value Measurements
Turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified if
certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
At January 31, 2022, accumulated net unrealized depreciation  on investments was $506,366, consisting of $98,209 gross unrealized appreciation and $604,575 gross unrealized depreciation.
At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,310,838 — — 9,310,838
Investment Companies 151,886 — — 151,886
†
See Statement of Investments for additional detailed categorizations, if any.